SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration risk
Net revenues	$ 359,031	$ 218,989	$ 146,579
Maximum
Concentration risk
Maturity period of term deposits	1 year
Net revenues | Customers | Client A
Concentration risk
Net revenues		23,928	17,258
Percentage of concentration risk		11.00%	12.00%
Net revenues | Customers | Client B
Concentration risk
Net revenues		$ 17,826	$ 16,534
Percentage of concentration risk		8.00%	11.00%
Accounts receivable | Credit concentration | Client C
Concentration risk
Percentage of concentration risk	31.00%